Organization and principal activities - Additional information (Details) ¥ in Thousands, $ in Thousands	Jul. 26, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Weidong Luo
Organization and principal activities
Variable Interest Entity, Ownership Percentage	80.00%
Xiaodao Wang
Organization and principal activities
Variable Interest Entity, Ownership Percentage	10.00%
Jiawen Fang
Organization and principal activities
Variable Interest Entity, Ownership Percentage	10.00%
Guangyan Chen
Organization and principal activities
Variable Interest Entity, Ownership Percentage	20.00%
VIE
Organization and principal activities
Net liabilities		$ 21,427	¥ 149,848	¥ 158,505
Cash Collateral		$ 0	¥ 0	¥ 0
Variable Interest Entity, Asset, Pledged Status [Extensible Enumeration]		us-gaap:AssetNotPledgedAsCollateralMember	us-gaap:AssetNotPledgedAsCollateralMember	us-gaap:AssetNotPledgedAsCollateralMember